UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2011




[LOGO OF USAA]
   USAA(R)

                                                    [GRAPHIC OF USAA VALUE FUND]

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       SEMIANNUAL REPORT
       USAA VALUE FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2011

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

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FUND OBJECTIVE

LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

Invests primarily in equity securities of companies that are considered to be undervalued.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Portfolio of Investments                                                  18

    Notes to Portfolio of Investments                                         27

    Financial Statements                                                      29

    Notes to Financial Statements                                             32

EXPENSE EXAMPLE                                                               50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ALTHOUGH I AGREE THAT STATE AND LOCAL
GOVERNMENTS ARE UNDER FINANCIAL STRESS,            [PHOTO OF DANIEL S. McNAMARA]
I DO NOT BELIEVE WE WILL SEE MASSIVE
MUNICIPAL BOND DEFAULTS."

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FEBRUARY 2011

We witnessed a significant shift in market sentiment during the six-month reporting period. At the beginning of August, many observers were worried about the strength and sustainability of the economic recovery. Some even feared a double-dip recession as the effects of the federal government's fiscal stimulus faded. At the same time, it was widely expected that the Federal Reserve (the
Fed) would compound economic problems by reversing its earlier monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs).

To ease these fears, Fed chairman Ben Bernanke strongly hinted in a late August speech that a new round of quantitative easing, known as "QE2", was on the way. As investors speculated about the size and scope of QE2, higher-risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied and fears of recession faded. The rally continued through the mid-term elections. The result--a divided Congress--seemed to herald a period of greater bipartisanship and was followed by a productive lame duck session culminating in the extension of the Bush-era tax cuts.

After the November election, the Fed announced the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Surprisingly, U.S. Treasury prices fell (and yields climbed) as investors continued to reallocate their portfolios into higher-risk assets. Generally speaking, the more risk investors took, the better their returns. Many U.S. stocks, for instance, posted double-digit gains.

Investors' preference for higher-risk securities was also supported by better-than-expected corporate earnings. Market volatility declined as optimism grew about the economic outlook. In spite of high unemployment and modest consumer spending, the U.S. economy expanded at an annualized rate of 3.2% during the fourth quarter, up from 2.6% in the third quarter.

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2  | USAA VALUE FUND
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Although I was pleased with the performance of USAA's family of no-load mutual funds during the six months, the financial markets face long-term economic headwinds as consumers continue rebuilding their balance sheets despite weak employment growth and the fragile housing market. In addition, the European Union's (EU) fiscal challenges are far from over. The EU has yet to find a sustainable balance between the painful effects of austerity on its weaker economies and the damaging effects of emerging inflationary pressures on its stronger economies.

Meanwhile, in the U.S., there have been several negative media reports about tax-exempt municipal credit quality, which in my view contributed to a decline in the tax-exempt bond market overall. Although I agree that state and local governments are under financial stress, I do not believe we will see massive municipal bond defaults. Many governments are making the tough choices necessary to address their budget problems. In some cases, this may require austerity measures (higher taxes and reduced services). Even so, I believe that issuers of investment-grade municipals have the ability to continue making payments on their debt. In addition, municipal finances generally improve (with a lag) after the economy recovers. Nevertheless, USAA's municipal bond team will remain vigilant for potential credit problems.

In this environment, I urge you to make all your investment decisions based on your time horizon, risk tolerance and financial goals. If you would like to refine your investment strategy, please call one of our USAA service representatives. They would be happy to review your plan and help you rebalance your portfolio, if necessary.

On behalf of everyone here at USAA Investment Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

Barrow, Hanley, Mewhinney & Strauss, LLC

    MARK GIAMBRONE, CPA                                   TIMOTHY J. CULLER, CFA
    JAMES P. BARROW                                       JAMES S. McCLURE, CFA
    RAY NIXON, Jr.                                        JOHN P. HARLOE, CFA
    ROBERT J. CHAMBERS, CFA

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o   HOW DID THE USAA VALUE FUND (THE FUND SHARES) PERFORM?

    For the six-month period ended January 31, 2011, the Fund Shares had a total return of 18.42%. This compares to returns of 16.73% for the Russell 3000 Value Index and 17.20% for the Lipper Multi-Cap Value Funds Index.

o   CAN YOU DISCUSS THE MARKET ENVIRONMENT OVER THE SIX MONTHS?

    As the period opened, concerns over the sustainability of economic recovery globally and continued sovereign debt issues in southern Europe and Ireland weighed on stocks. Beginning in September, however, valuations for equities and risk assets in general responded positively to a number of developments. Perhaps chief among these was the prospect of a second round of bond purchases by The Federal Reserve (the Fed). Designed to keep a lid on interest rates, the Fed's policy clearly signaled to the markets that conservative investors would suffer ultra-low returns for the foreseeable future. Adding to the positive market sentiment was turnover in Congress

    Refer to page 12 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA VALUE FUND

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    as a result of the November elections and a budget deal between the Obama
    Administration and congressional Republicans that extended Bush-era tax cuts. The overall result was very strong equity market performance, although there were dips along the way. As the period drew to a close, markets digested developments in the Middle East, in particular with respect to popular demonstrations against the government in Egypt.

o WHAT WERE THE PRINCIPAL FACTORS THAT IMPACTED THE FUND'S RELATIVE PERFORMANCE OVER THE SIX-MONTH PERIOD?

    In keeping with Barrow Hanley's bottom-up approach to investing, the Fund's relative performance was helped most by strong stock selection, especially within the consumer discretionary, health care, and information technology sectors. In terms of sector weightings, a lower-than-benchmark exposure to financials was the leading contributor.

    The leading contributor to performance came from within technology, where we held Vishay Intertechnology, Inc., an electronic component manufacturer whose stock nearly doubled over the period. The company has shown exceptionally strong growth as the recovery in autos and other sectors has driven up overall demand for semiconductors.

    Within consumer discretionary, cruise operator Carnival Corp. and home improvement products retailer Stanley Black & Decker, Inc., were standout performers. Carnival Corp. outperformed during the period as concerns over increasing European cruise line capacity eased and leisure travel trends showed improvement. Growth in cruise industry capacity is expected to moderate over the next few years, a trend which has historically been supportive of Carnival Corp.'s stock. Additionally, the company's pricing and occupancy levels are solid, supporting strong free cash flow generation, and the stock's valuation remains below its historical averages. Stanley Black & Decker, Inc., formed by the merger of Stanley Works and

    You will find a complete list of securities that the Fund owns on pages
    18-26.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    Black & Decker, Inc., in early 2010, performed well during the six months as cost savings from the merger continue to materialize. Additionally, the combined company is less reliant on the stagnant U.S. residential market than most of its peers, offering investors a more diversified business mix. We believe the merger benefits are sustainable and will continue to drive earnings higher in the future.

    As more clarity emerges regarding the recently enacted Health Reform Bill, the stocks that were originally most negatively impacted by the bill have tended to rebound on evidence that the underlying companies can remain profitable under the new rules. In this vein, health plan providers UnitedHealth Group, Inc., Coventry Health Care, Inc., and WellPoint, Inc., performed well during the period.

    By far the biggest constraint on relative return came from underperformance of our holdings within the energy sector. In addition, we were penalized for having relatively low exposure to energy, the top-performing sector over the six months. We have been adding to the Fund's energy exposure, as we believe high oil prices are supporting the outlook for profits in the sector.

o   WHAT IS YOUR OUTLOOK?

    After two years of above-average equity returns, investor sentiment has become more bullish. That said, within domestic equities, many large- and mid-capitalization companies remain out of favor which, as value investors, makes us more constructive looking forward.

    The earnings outlook for the overall market remains cloudy, but the consistent upside surprises to earnings during the past year have left many market watchers projecting another strong year of earnings growth in 2011. While we believe the pace of the continued earnings rebound for the overall market is in question, we continue to invest in companies with solid earnings prospects. As with energy, we are looking to gradually build up positions in the financials sector, as we believe the credit landscape is continuing to improve and financials valuations are relatively attractive after the recent severe underperformance. By contrast, we may look to trim the Fund's

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6  | USAA VALUE FUND

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    overweight position in consumer discretionary following the sector's recent run up.

    In addition to earnings, we are also encouraged about the outlook for dividends to contribute to the Fund's return. Dividends are one of the most effective measures of management's commitment to returning cash to shareholders and, importantly, represent approximately half of the market's return for the past 100 years. The overall portfolio yield remains at a premium to the market and is very competitive with fixed-income alternatives. This is in spite of the fact that many of our financial holdings do not currently pay a dividend, a condition which should change as government restrictions post-bailout ease.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA VALUE FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)

                         out of 1,115 large value funds
                              for the period ended
                                January 31, 2011:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                               out of 1,115 funds

                                     5-YEAR
                                     * * * *
                                out of 952 funds

                                     10-YEAR
                                       N/A

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA VALUE FUND

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                            LIPPER LEADERS (OVERALL)

                             [5]               [5]

                          CONSISTENT           TAX
                            RETURN          EFFICIENCY

The Value Fund Shares are listed as a Lipper Leader for Consistent Return and Tax Efficiency among 292 and 280 funds, respectively, within the Lipper Multi-Cap Value Funds category for the overall period ended January 31, 2011. The Value Fund Shares received a Lipper Leader rating for Consistent Return among 245 funds for the five-year period and received a Lipper Leader rating for Tax Efficiency among 232 funds for the five-year period for the overall period ending January 31, 2011. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of January 31, 2011. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of January 31, 2011. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return and Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

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                                                           FUND RECOGNITION |  9

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INVESTMENT OVERVIEW

USAA VALUE FUND SHARES (Symbol: UVALX)

--------------------------------------------------------------------------------
                                        1/31/11                    7/31/10
--------------------------------------------------------------------------------
Net Assets                          $551.7 Million             $438.0 Million
Net Asset Value Per Share               $13.86                     $11.82

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
7/31/10 to 1/31/11*       1 Year         5 Years         Since Inception 8/03/01
       18.42%              22.24%         2.82%                   6.18%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
     Before Reimbursement    1.32%               After Reimbursement    1.15%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.15% OF THE FUND SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA VALUE FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA VALUE       RUSSELL 3000         LIPPER MULTI-CAP
                 FUND SHARES       VALUE INDEX         VALUE FUNDS INDEX
 7/31/2001       $10,000.00        $10,000.00            $10,000.00
 8/31/2001        10,020.00          9,624.40              9,628.60
 9/30/2001         9,160.00          8,919.93              8,641.98
10/31/2001         9,520.00          8,863.95              8,819.73
11/30/2001        10,530.00          9,387.67              9,457.95
12/31/2001        11,164.18          9,633.61              9,732.41
 1/31/2002        11,184.24          9,574.07              9,605.78
 2/28/2002        11,063.87          9,592.65              9,480.12
 3/31/2002        11,766.02         10,066.13              9,964.06
 4/30/2002        11,605.53          9,774.24              9,670.98
 5/31/2002        11,485.16          9,792.88              9,661.61
 6/30/2002        10,532.24          9,257.91              8,922.43
 7/31/2002         9,649.54          8,359.25              8,181.78
 8/31/2002         9,669.60          8,415.37              8,312.01
 9/30/2002         8,796.93          7,502.75              7,410.88
10/31/2002         9,047.70          8,026.75              7,807.65
11/30/2002         9,318.53          8,541.61              8,389.17
12/31/2002         9,120.12          8,171.02              8,018.86
 1/31/2003         8,928.01          7,970.96              7,853.61
 2/28/2003         8,847.12          7,754.64              7,652.14
 3/31/2003         8,796.57          7,772.28              7,680.89
 4/30/2003         9,241.45          8,460.16              8,348.20
 5/31/2003         9,898.67          9,028.34              9,046.01
 6/30/2003        10,111.00          9,144.20              9,112.49
 7/31/2003        10,100.89          9,303.39              9,237.82
 8/31/2003        10,383.99          9,463.79              9,527.22
 9/30/2003        10,252.55          9,370.22              9,417.49
10/31/2003        10,838.99          9,958.06              9,936.42
11/30/2003        11,031.10         10,112.18             10,148.24
12/31/2003        11,632.37         10,715.19             10,647.69
 1/31/2004        11,694.03         10,917.63             10,872.66
 2/29/2004        11,981.75         11,149.86             11,079.81
 3/31/2004        11,848.17         11,071.92             10,982.86
 4/30/2004        11,591.27         10,777.21             10,781.07
 5/31/2004        11,694.03         10,888.61             10,831.76
 6/30/2004        12,238.65         11,168.96             11,136.92
 7/31/2004        11,971.48         10,981.46             10,818.71
 8/31/2004        12,043.41         11,133.66             10,856.45
 9/30/2004        12,361.96         11,328.10             11,076.03
10/31/2004        12,495.55         11,515.35             11,221.41
11/30/2004        13,307.35         12,134.57             11,809.06
12/31/2004        13,806.13         12,530.73             12,235.27
 1/31/2005        13,662.43         12,285.54             11,969.13
 2/28/2005        14,148.79         12,678.84             12,284.94
 3/31/2005        14,060.36         12,497.57             12,110.98
 4/30/2005        13,750.86         12,238.35             11,821.12
 5/31/2005        14,104.58         12,569.70             12,205.88
 6/30/2005        14,425.14         12,742.72             12,356.16
 7/31/2005        14,922.56         13,142.62             12,773.37
 8/31/2005        14,756.75         13,063.47             12,677.96
 9/30/2005        14,889.40         13,228.66             12,784.34
10/31/2005        14,403.03         12,893.02             12,470.97
11/30/2005        14,756.75         13,325.61             12,889.90
12/31/2005        14,949.62         13,389.20             13,010.36
 1/31/2006        15,381.30         13,960.50             13,439.30
 2/28/2006        15,426.74         14,037.92             13,460.42
 3/31/2006        15,676.66         14,272.07             13,681.44
 4/30/2006        16,119.69         14,604.55             13,952.89
 5/31/2006        15,676.66         14,214.21             13,593.60
 6/30/2006        15,619.86         14,312.63             13,566.14
 7/31/2006        15,653.94         14,609.44             13,609.07
 8/31/2006        15,915.21         14,871.31             13,871.09
 9/30/2006        16,267.37         15,154.00             14,183.27
10/31/2006        16,744.49         15,674.96             14,683.19
11/30/2006        17,119.36         16,040.95             14,988.96
12/31/2006        17,435.52         16,380.76             15,231.27
 1/31/2007        17,728.25         16,593.51             15,489.89
 2/28/2007        17,599.45         16,339.82             15,225.03
 3/31/2007        17,927.32         16,587.39             15,354.61
 4/30/2007        18,524.50         17,160.33             15,985.35
 5/31/2007        19,273.92         17,780.24             16,596.41
 6/30/2007        18,946.05         17,365.05             16,302.47
 7/31/2007        18,044.41         16,504.65             15,546.37
 8/31/2007        18,138.09         16,701.46             15,577.46
 9/30/2007        18,536.21         17,234.62             15,988.96
10/31/2007        18,665.02         17,251.24             16,054.89
11/30/2007        17,985.87         16,372.16             15,241.08
12/31/2007        17,660.65         16,215.24             15,073.02
 1/31/2008        17,014.23         15,564.53             14,342.48
 2/29/2008        16,306.83         14,915.04             13,834.46
 3/31/2008        15,697.00         14,829.06             13,558.52
 4/30/2008        16,477.58         15,531.84             14,251.35
 5/31/2008        16,867.87         15,550.29             14,506.80
 6/30/2008        15,270.12         14,062.50             13,167.54
 7/31/2008        15,184.74         14,070.87             13,022.34
 8/31/2008        15,416.48         14,344.66             13,168.98
 9/30/2008        14,196.82         13,322.39             11,949.64
10/31/2008        11,647.73         10,985.45              9,759.26
11/30/2008        10,781.78         10,158.14              9,110.73
12/31/2008        11,288.87         10,336.96              9,398.19
 1/31/2009        10,428.18          9,124.93              8,591.18
 2/28/2009         9,130.89          7,901.90              7,646.36
 3/31/2009         9,929.22          8,579.61              8,311.85
 4/30/2009        11,064.34          9,534.60              9,215.70
 5/31/2009        11,575.77         10,092.09              9,766.20
 6/30/2009        11,688.04         10,021.69              9,699.76
 7/31/2009        12,885.53         10,867.97             10,495.09
 8/31/2009        13,446.86         11,432.17             10,948.02
 9/30/2009        13,808.60         11,884.28             11,388.35
10/31/2009        13,496.75         11,486.22             11,103.20
11/30/2009        14,344.98         12,111.58             11,596.77
12/31/2009        14,760.42         12,379.70             11,896.87
 1/31/2010        14,457.38         12,030.35             11,570.28
 2/28/2010        14,987.70         12,424.54             11,945.62
 3/31/2010        15,884.18         13,251.90             12,632.37
 4/30/2010        16,225.10         13,643.97             12,934.76
 5/31/2010        14,911.94         12,519.75             11,857.07
 6/30/2010        13,889.19         11,782.24             11,123.37
 7/31/2010        14,924.56         12,583.31             11,885.88
 8/31/2010        14,015.45         12,012.78             11,313.42
 9/30/2010        15,429.63         12,972.08             12,294.68
10/31/2010        15,821.05         13,370.23             12,711.60
11/30/2010        15,909.43         13,332.06             12,655.47
12/31/2010        17,137.38         14,388.55             13,626.73
 1/31/2011        17,672.92         14,688.00             13,930.60

                                   [END CHART]

       Data from 7/31/01 to 1/31/11.*

*The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2001, while the Fund's inception date is August 3, 2001. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Shares to the following benchmarks:

o The unmanaged Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000(R) Value or the unmanaged Russell 2000(R) Value indexes.

o The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

12  | USAA VALUE FUND

================================================================================

USAA VALUE FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                           1/31/11                   7/31/10
--------------------------------------------------------------------------------

Net Assets                             $121.2 Million             $87.7 Million
Net Asset Value Per Share                  $13.85                    $11.82


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
7/31/10 to 1/31/11**                1 Year               Since Inception 8/01/08

      18.60%                        22.54%                        6.57%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

                                    0.90%


*The USAA Value Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA VALUE FUND          LIPPER MULTI-CAP         RUSSELL 3000
              INSTITUTIONAL SHARES          VALUE FUNDS             VALUE INDEX
 7/31/2008        $10,000.00                $10,000.00              $10,000.00
 8/31/2008         10,177.13                 10,112.61               10,194.58
 9/30/2008          9,371.98                  9,176.26                9,468.06
10/31/2008          7,689.21                  7,494.25                7,807.23
11/30/2008          7,117.55                  6,996.23                7,219.27
12/31/2008          7,454.67                  7,216.98                7,346.36
 1/31/2009          6,885.67                  6,597.26                6,484.98
 2/28/2009          6,036.30                  5,871.72                5,615.78
 3/31/2009          6,555.82                  6,382.76                6,097.43
 4/30/2009          7,306.24                  7,076.84                6,776.13
 5/31/2009          7,644.34                  7,499.57                7,172.32
 6/30/2009          7,726.80                  7,448.56                7,122.29
 7/31/2009          8,518.44                  8,059.30                7,723.74
 8/31/2009          8,897.78                  8,407.11                8,124.71
 9/30/2009          9,136.92                  8,745.24                8,446.01
10/31/2009          8,930.76                  8,526.27                8,163.12
11/30/2009          9,499.76                  8,905.29                8,607.55
12/31/2009          9,771.02                  9,135.74                8,798.10
 1/31/2010          9,570.25                  8,884.95                8,549.82
 2/28/2010          9,921.61                  9,173.17                8,829.97
 3/31/2010         10,515.56                  9,700.54                9,417.97
 4/30/2010         10,749.80                  9,932.75                9,696.61
 5/31/2010          9,871.41                  9,105.17                8,897.64
 6/30/2010          9,202.16                  8,541.76                8,373.50
 7/31/2010          9,888.14                  9,127.30                8,942.80
 8/31/2010          9,285.82                  8,687.70                8,537.34
 9/30/2010         10,231.13                  9,441.23                9,219.10
10/31/2010         10,490.47                  9,761.38                9,502.06
11/30/2010         10,557.39                  9,718.28                9,474.94
12/31/2010         11,371.72                 10,464.12               10,225.77
 1/31/2011         11,727.35                 10,697.46               10,438.58

                                   [END CHART]

       Data from 7/31/08 to 1/31/11.*

       See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Institutional Shares to the benchmarks.

*The performance of the Lipper Multi-Cap Value Funds Index and the Russell 3000 Value Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA VALUE FUND

================================================================================

USAA VALUE ADVISER SHARES (Symbol: UAVAX)*


--------------------------------------------------------------------------------
                                                                     1/31/11
--------------------------------------------------------------------------------

Net Assets                                                        $6.1 Million
Net Asset Value Per Share                                            $13.84


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/31/11
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                     15.66%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

Before Reimbursement       1.72%                   After Reimbursement    1.65%


*The USAA Value Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.65% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARE'S PROSPECTUS DATED DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   LIPPER MULTI-CAP       RUSSELL 3000         USAA VALUE FUND
                     VALUE FUNDS           VALUE INDEX         ADVISER SHARES
 7/31/2010           $10,000.00            $10,000.00            $10,000.00
 8/31/2010             9,518.37              9,546.60              9,188.07
 9/30/2010            10,343.94             10,308.96             10,115.99
10/31/2010            10,694.71             10,625.37             10,364.54
11/30/2010            10,647.48             10,595.04             10,422.54
12/31/2010            11,464.64             11,434.64             11,223.33
 1/31/2011            11,720.29             11,672.60             11,565.96

                                   [END CHART]

       Data from 7/31/10 to 1/31/11.*

       See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Adviser Shares to the benchmarks.

*The performance of the Lipper Multi-Cap Value Funds Index and the Russell 3000 Value Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

16  | USAA VALUE FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2011
                                (% of Net Assets)

Stanley Black & Decker, Inc. .............................................  2.1%
ConocoPhillips ...........................................................  2.1%
Capital One Financial Corp. ..............................................  2.1%
Occidental Petroleum Corp. ...............................................  1.7%
PNC Financial Services Group, Inc. .......................................  1.7%
Pfizer, Inc. .............................................................  1.7%
Philip Morris International, Inc. ........................................  1.6%
Microsoft Corp. ..........................................................  1.6%
International Business Machines Corp. ....................................  1.6%
Spectra Energy Corp. .....................................................  1.6%

                    o SECTOR ASSET ALLOCATION* -- 1/31/2011 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

FINANCIALS                                                                 19.7%
INDUSTRIALS                                                                14.1%
INFORMATION TECHNOLOGY                                                     14.0%
HEALTH CARE                                                                11.7%
CONSUMER DISCRETIONARY                                                     11.0%
ENERGY                                                                      9.8%
CONSUMER STAPLES                                                            7.0%
UTILITIES                                                                   3.4%
TELECOMMUNICATION SERVICES                                                  2.8%
MATERIALS                                                                   1.7%
MONEY MARKET INSTRUMENTS                                                    4.2%

                                   [END CHART]

*Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 18-26.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

-------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                                                 VALUE
SHARES      SECURITY                                                      (000)
-------------------------------------------------------------------------------
            COMMON STOCKS (95.2%)

            CONSUMER DISCRETIONARY (11.0%)
            ------------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
  115,000   Hanesbrands, Inc.*                                         $  2,647
                                                                       --------
            APPAREL RETAIL (1.0%)
  110,400   Limited Brands, Inc.                                          3,228
  137,300   Men's Wearhouse, Inc.                                         3,599
                                                                       --------
                                                                          6,827
                                                                       --------
            AUTO PARTS & EQUIPMENT (1.0%)
  249,600   American Axle & Manufacturing Holdings, Inc.*                 3,569
   97,200   Gentex Corp.                                                  3,117
                                                                       --------
                                                                          6,686
                                                                       --------
            AUTOMOTIVE RETAIL (0.3%)
   33,600   Advance Auto Parts, Inc.                                      2,148
                                                                       --------
            CASINOS & GAMING (0.5%)
    9,700   Ameristar Casinos, Inc.                                         149
  205,700   International Game Technology                                 3,532
                                                                       --------
                                                                          3,681
                                                                       --------
            GENERAL MERCHANDISE STORES (0.5%)
   77,400   Family Dollar Stores, Inc.                                    3,288
                                                                       --------
            HOME IMPROVEMENT RETAIL (0.7%)
  118,800   Home Depot, Inc.                                              4,368
                                                                       --------
            HOMEFURNISHING RETAIL (0.2%)
   56,650   Aaron's, Inc.                                                 1,087
                                                                       --------
            HOTELS, RESORTS, & CRUISE LINES (2.1%)
  235,900   Carnival Corp.                                               10,547
   84,200   Royal Caribbean Cruises Ltd.*                                 3,781
                                                                       --------
                                                                         14,328
                                                                       --------
            HOUSEHOLD APPLIANCES (2.6%)
  203,200   Stanley Black & Decker, Inc.                                 14,769
   35,900   Whirlpool Corp.                                               3,069
                                                                       --------
                                                                         17,838
                                                                       --------

================================================================================

18  | USAA VALUE FUND

================================================================================

-------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                                                 VALUE
SHARES      SECURITY                                                      (000)
-------------------------------------------------------------------------------
            HOUSEWARES & SPECIALTIES (0.2%)
   81,600   Newell Rubbermaid, Inc.                                    $  1,571
                                                                       --------
            LEISURE PRODUCTS (0.3%)
  108,700   Brunswick Corp.                                               2,165
                                                                       --------
            PUBLISHING (0.6%)
   25,500   John Wiley & Sons, Inc. "A"                                   1,172
   88,400   Valassis Communications, Inc.*                                2,682
                                                                       --------
                                                                          3,854
                                                                       --------
            SPECIALIZED CONSUMER SERVICES (0.1%)
   92,500   Service Corp. International                                     802
                                                                       --------
            SPECIALTY STORES (0.5%)
  126,900   Cabela's, Inc.*                                               3,160
                                                                       --------
            Total Consumer Discretionary                                 74,450
                                                                       --------
            CONSUMER STAPLES (7.0%)
            -----------------------
            DISTILLERS & VINTNERS (0.8%)
   71,200   Diageo plc ADR                                                5,468
                                                                       --------
            DRUG RETAIL (0.9%)
  153,200   Walgreen Co.                                                  6,196
                                                                       --------
            FOOD DISTRIBUTORS (0.4%)
   96,700   Sysco Corp.                                                   2,818
                                                                       --------
            TOBACCO (4.9%)
  247,000   Altria Group, Inc.                                            5,807
  163,600   Imperial Tobacco Group plc ADR                                9,353
   42,400   Lorillard, Inc.                                               3,190
  196,900   Philip Morris International, Inc.                            11,271
  103,000   Reynolds American, Inc.                                       3,276
                                                                       --------
                                                                         32,897
                                                                       --------
            Total Consumer Staples                                       47,379
                                                                       --------
            ENERGY (9.8%)
            -------------
            INTEGRATED OIL & GAS (7.2%)
  154,200   BP plc ADR                                                    7,320
  202,100   ConocoPhillips                                               14,442
  220,600   Marathon Oil Corp.                                           10,081
   51,400   Murphy Oil Corp.                                              3,408
  145,900   Occidental Petroleum Corp.                                   14,106
                                                                       --------
                                                                         49,357
                                                                       --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                                                 VALUE
SHARES      SECURITY                                                      (000)
-------------------------------------------------------------------------------
            OIL & GAS DRILLING (0.7%)
  137,000   SeaDrill Ltd.                                              $  4,542
                                                                       --------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   91,700   EXCO Resources, Inc.                                          1,841
                                                                       --------
            OIL & GAS STORAGE & TRANSPORTATION (1.6%)
  423,500   Spectra Energy Corp.                                         11,108
                                                                       --------
            Total Energy                                                 66,848
                                                                       --------
            FINANCIALS (19.7%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.9%)
   60,800   Ameriprise Financial, Inc.                                    3,748
  147,700   Janus Capital Group, Inc.                                     1,907
  159,100   State Street Corp.                                            7,433
                                                                       --------
                                                                         13,088
                                                                       --------
            CONSUMER FINANCE (5.8%)
  250,700   American Express Co.                                         10,875
  294,700   Capital One Financial Corp.                                  14,193
  206,700   Discover Financial Services                                   4,256
  695,400   SLM Corp.*                                                   10,021
                                                                       --------
                                                                         39,345
                                                                       --------
            DIVERSIFIED BANKS (1.6%)
  328,100   Wells Fargo & Co.                                            10,637
                                                                       --------
            INSURANCE BROKERS (0.6%)
  114,500   Willis Group Holdings Ltd. plc                                4,303
                                                                       --------
            LIFE & HEALTH INSURANCE (0.4%)
   39,700   Torchmark Corp.                                               2,473
                                                                       --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (4.4%)
  718,259   Bank of America Corp.                                         9,862
2,231,800   Citigroup, Inc.*                                             10,757
  210,800   JPMorgan Chase & Co.                                          9,473
                                                                       --------
                                                                         30,092
                                                                       --------
            PROPERTY & CASUALTY INSURANCE (1.0%)
   11,400   Allstate Corp.                                                  355
   41,600   AXIS Capital Holdings Ltd.                                    1,480
   29,100   Chubb Corp.                                                   1,686
  146,200   XL Group plc                                                  3,351
                                                                       --------
                                                                          6,872
                                                                       --------
            REGIONAL BANKS (3.2%)
  343,300   Fifth Third Bancorp                                           5,105
  193,000   PNC Financial Services Group, Inc.                           11,580

================================================================================

20  | USAA VALUE FUND

================================================================================

-------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                                                 VALUE
SHARES      SECURITY                                                      (000)
-------------------------------------------------------------------------------
   49,900   Prosperity Bancshares, Inc.                                $  2,019
1,027,800   Synovus Financial Corp.                                       2,713
                                                                       --------
                                                                         21,417
                                                                       --------
            REITs - MORTGAGE (0.3%)
  129,700   Annaly Capital Management, Inc.                               2,313
                                                                       --------
            THRIFTS & MORTGAGE FINANCE (0.5%)
  177,400   New York Community Bancorp, Inc.                              3,250
                                                                       --------
            Total Financials                                            133,790
                                                                       --------
            HEALTH CARE (11.7%)
            -------------------
            HEALTH CARE DISTRIBUTORS (0.7%)
   81,900   Cardinal Health, Inc.                                         3,400
   51,000   Patterson Companies, Inc.                                     1,686
                                                                       --------
                                                                          5,086
                                                                       --------
            HEALTH CARE EQUIPMENT (1.7%)
  133,000   Baxter International, Inc.                                    6,449
  130,400   Medtronic, Inc.                                               4,997
                                                                       --------
                                                                         11,446
                                                                       --------
            HEALTH CARE FACILITIES (0.4%)
  118,300   HealthSouth Corp.*                                            2,676
                                                                       --------
            HEALTH CARE SERVICES (0.8%)
  146,200   Omnicare, Inc.(a)                                             3,789
   29,900   Quest Diagnostics, Inc.                                       1,703
                                                                       --------
                                                                          5,492
                                                                       --------
            MANAGED HEALTH CARE (4.3%)
   90,600   CIGNA Corp.                                                   3,807
  178,200   Coventry Health Care, Inc.*                                   5,341
  228,400   UnitedHealth Group, Inc.                                      9,376
  170,200   WellPoint, Inc.*                                             10,573
                                                                       --------
                                                                         29,097
                                                                       --------
            PHARMACEUTICALS (3.8%)
  297,200   Bristol-Myers Squibb Co.                                      7,483
  113,000   Johnson & Johnson                                             6,754
  619,252   Pfizer, Inc.                                                 11,283
                                                                       --------
                                                                         25,520
                                                                       --------
            Total Health Care                                            79,317
                                                                       --------
            INDUSTRIALS (14.1%)
            -------------------
            AEROSPACE & DEFENSE (5.0%)
   50,800   Goodrich Corp.                                                4,604
  184,200   Honeywell International, Inc.                                10,317

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                                                 VALUE
SHARES      SECURITY                                                      (000)
-------------------------------------------------------------------------------
   44,000   ITT Corp.                                                  $  2,592
   81,400   L-3 Communications Holdings, Inc.                             6,370
  205,600   Raytheon Co.                                                 10,278
                                                                       --------
                                                                         34,161
                                                                       --------
            BUILDING PRODUCTS (0.6%)
    92,825  Gibraltar Industries, Inc.*                                   1,024
    79,800  Simpson Manufacturing Co., Inc.(a)                            2,374
    41,200  Trex Co., Inc.*(a)                                              959
                                                                       --------
                                                                          4,357
                                                                       --------
            CONSTRUCTION & ENGINEERING (0.6%)
  119,103   Comfort Systems USA, Inc.                                     1,516
   92,900   Insituform Technologies, Inc. "A"*                            2,556
                                                                       --------
                                                                          4,072
                                                                       --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   61,300   Oshkosh Corp.*                                                2,324
  111,800   Terex Corp.*                                                  3,626
                                                                       --------
                                                                          5,950
                                                                       --------
            DIVERSIFIED SUPPORT SERVICES (0.4%)
  132,900   Mobile Mini, Inc.*                                            2,716
                                                                       --------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
  123,600   Emerson Electric Co.                                          7,277
   39,600   Regal-Beloit Corp.(a)                                         2,643
                                                                       --------
                                                                          9,920
                                                                       --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
   46,600   Administaff, Inc.                                             1,320
  127,800   Korn/Ferry International*                                     2,990
                                                                       --------
                                                                          4,310
                                                                       --------
            INDUSTRIAL CONGLOMERATES (1.0%)
  326,700   General Electric Co.                                          6,580
                                                                       --------
            INDUSTRIAL MACHINERY (2.7%)
   42,500   Eaton Corp.                                                   4,588
  204,900   Illinois Tool Works, Inc.                                    10,960
   36,100   SPX Corp.                                                     2,830
                                                                       --------
                                                                         18,378
                                                                       --------
            OFFICE SERVICES & SUPPLIES (0.2%)
    56,100  Herman Miller, Inc.                                           1,354
                                                                       --------
            RESEARCH & CONSULTING SERVICES (0.5%)
    39,800  Dun & Bradstreet Corp.                                        3,381
                                                                       --------

================================================================================

22  | USAA VALUE FUND

================================================================================

-------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                                                 VALUE
SHARES      SECURITY                                                      (000)
-------------------------------------------------------------------------------
            TRUCKING (0.1%)
    7,300   Ryder System, Inc.                                         $    351
                                                                       --------
            Total Industrials                                            95,530
                                                                       --------
            INFORMATION TECHNOLOGY (14.0%)
            ------------------------------
            APPLICATION SOFTWARE (0.5%)
  253,100   Mentor Graphics Corp.*                                        3,223
                                                                       --------
            COMPUTER HARDWARE (1.4%)
   51,300   Diebold, Inc.                                                 1,573
  172,300   Hewlett-Packard Co.                                           7,872
                                                                       --------
                                                                          9,445
                                                                       --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
   46,300   Alliance Data Systems Corp.*(a)                               3,275
   65,500   Computer Sciences Corp.                                       3,491
                                                                       --------
                                                                          6,766
                                                                       --------
            ELECTRONIC COMPONENTS (1.2%)
   60,000   Littelfuse, Inc.                                              3,077
  257,500   Vishay Intertechnology, Inc.*                                 4,248
   23,978   Vishay Precision Group, Inc.*                                   445
                                                                       --------
                                                                          7,770
                                                                       --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
  117,300   Cognex Corp.                                                  3,676
   35,500   FARO Technologies, Inc.*                                      1,076
                                                                       --------
                                                                          4,752
                                                                       --------
            ELECTRONIC MANUFACTURING SERVICES (1.6%)
   85,900   Mercury Computer Systems, Inc.*                               1,622
  167,600   Molex, Inc.                                                   4,383
   69,300   Park Electrochemical Corp.                                    2,111
   91,400   Plexus Corp.*(a)                                              2,471
                                                                       --------
                                                                         10,587
                                                                       --------
            IT CONSULTING & OTHER SERVICES (2.0%)
   68,600   International Business Machines Corp.                        11,113
   38,900   Maximus, Inc.                                                 2,640
                                                                       --------
                                                                         13,753
                                                                       --------
            OFFICE ELECTRONICS (0.5%)
  302,900   Xerox Corp.                                                   3,217
                                                                       --------
            SEMICONDUCTOR EQUIPMENT (1.1%)
  297,300   Applied Materials, Inc.                                       4,664
  259,000   Brooks Automation, Inc.*                                      3,041
                                                                       --------
                                                                          7,705
                                                                       --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                                                 VALUE
SHARES      SECURITY                                                      (000)
-------------------------------------------------------------------------------
            SEMICONDUCTORS (2.4%)
  347,500   Intel Corp.                                                $  7,457
  103,700   Microchip Technology, Inc.(a)                                 3,782
  156,400   Texas Instruments, Inc.                                       5,304
                                                                       --------
                                                                         16,543
                                                                       --------
            SYSTEMS SOFTWARE (1.6%)
  402,700   Microsoft Corp.                                              11,165
                                                                       --------
            Total Information Technology                                 94,926
                                                                       --------
            MATERIALS (1.7%)
            ----------------
            DIVERSIFIED CHEMICALS (1.1%)
  152,900   E.I. du Pont de Nemours & Co.                                 7,749
                                                                       --------
            SPECIALTY CHEMICALS (0.6%)
  314,400   PolyOne Corp.*                                                4,134
                                                                       --------
            Total Materials                                              11,883
                                                                       --------
            TELECOMMUNICATION SERVICES (2.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
  249,830   AT&T, Inc.                                                    6,875
  210,800   Verizon Communications, Inc.                                  7,509
                                                                       --------
                                                                         14,384
                                                                       --------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
  174,100   Vodafone Group plc ADR                                        4,937
                                                                       --------
            Total Telecommunication Services                             19,321
                                                                       --------
            UTILITIES (3.4%)
            ----------------
            ELECTRIC UTILITIES (1.2%)
   79,600   Entergy Corp.                                                 5,745
   63,400   Pinnacle West Capital Corp.                                   2,581
                                                                       --------
                                                                          8,326
                                                                       --------
            GAS UTILITIES (0.3%)
   29,100   ONEOK, Inc.                                                   1,713
                                                                       --------
            MULTI-UTILITIES (1.9%)
  171,700   CenterPoint Energy, Inc.                                      2,773
  104,100   Dominion Resources, Inc.                                      4,533
  123,050   MDU Resources Group, Inc.                                     2,612
  127,200   Xcel Energy, Inc.                                             2,998
                                                                       --------
                                                                         12,916
                                                                       --------
            Total Utilities                                              22,955
                                                                       --------
            Total Common Stocks (cost: $521,041)                        646,399
                                                                       --------

================================================================================

24  | USAA VALUE FUND

================================================================================

-------------------------------------------------------------------------------
                                                                         MARKET
NUMBER OF                                                                 VALUE
SHARES      SECURITY                                                      (000)
-------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.2%)

            MONEY MARKET FUNDS (4.2%)
28,958,564  State Street Institutional Liquid
              Reserve Fund, 0.18%(b) (cost: $28,959)                   $ 28,959
                                                                       --------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (2.1%)

            MONEY MARKET FUNDS (1.3%)
   554,382  Blackrock Liquidity Funds TempFund Portfolio, 0.17%(b)          554
 8,082,664  Fidelity Institutional Money Market Portfolio, 0.21%(b)       8,083
                                                                       --------
            Total Money Market Funds                                      8,637
                                                                       --------

-------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.8%)
    $4,763  Credit Suisse First Boston, LLC, 0.21%,
              acquired on 1/31/2011 and due 2/01/2011 at $4,763
              (collateralized by $4,970 of Fannie Mae(c), 1.63%,
              due 10/26/2015; market value $4,863)                        4,763
       634  Deutsche Bank Securities, Inc., 0.21%,
              acquired on 1/31/2011 and due 2/01/2011 at $634
              (collateralized by $674 of Freddie Mac(c), 3.15%,
              due 10/28/2020; market value $647)                            634
                                                                       --------
            Total Repurchase Agreements                                   5,397
                                                                       --------
            Total Short-Term Investments Purchased With
              Cash Collateral From Securities Loaned
              (cost: $14,034)                                            14,034
                                                                       --------

            TOTAL INVESTMENTS (COST: $564,034)                         $689,392
                                                                       ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT      SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE     UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS           INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $646,399              $    -               $-      $646,399
Money Market Instruments:
  Money Market Funds                         28,959                   -                -        28,959
Short-Term Investments
  Purchased With Cash
  Collateral From Securities
  Loaned:
  Money Market Funds                          8,637                   -                -         8,637
  Repurchase Agreements                           -               5,397                -         5,397
------------------------------------------------------------------------------------------------------
TOTAL                                      $683,995              $5,397               $-      $689,392
------------------------------------------------------------------------------------------------------

For the six-month period ended January 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transaction occurred.

================================================================================

26  | USAA VALUE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT    Real estate investment trust

o   SPECIFIC NOTES

    (a) The security or a portion thereof was out on loan as of January 31, 2011.

    (b) Rate represents the money market fund annualized seven-day yield at January 31, 2011.

    (c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

        the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

      * Non-income-producing security.

    See accompanying notes to financial statements.

================================================================================

28  | USAA VALUE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at market value (including securities
       on loan of $13,670) (cost of $564,034)                                    $689,392
    Receivables:
       Capital shares sold:
          Affiliated transactions (Note 8)                                            244
          Nonaffiliated transactions                                                  733
       USAA Investment Management Company (Note 7D)                                   185
       Dividends and interest                                                         868
       Securities sold                                                              5,073
       Other                                                                            2
                                                                                 --------
          Total assets                                                            696,497
                                                                                 --------
LIABILITIES
    Payables:
       Upon return of securities loaned                                            14,034
       Securities purchased                                                         2,446
       Capital shares redeemed                                                        403
    Accrued management fees                                                           437
    Accrued transfer agent's fees                                                      67
    Other accrued expenses and payables                                                63
                                                                                 --------
          Total liabilities                                                        17,450
                                                                                 --------
             Net assets applicable to capital shares outstanding                 $679,047
                                                                                 ========
NET ASSETS CONSIST OF:
    Paid-in capital                                                              $596,514
    Accumulated undistributed net investment income                                   373
    Accumulated net realized loss on investments                                  (43,198)
    Net unrealized appreciation of investments                                    125,358
                                                                                 --------
             Net assets applicable to capital shares outstanding                 $679,047
                                                                                 ========
    Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $551,713/39,817 shares outstanding)            $  13.86
                                                                                 ========
       Institutional Shares (net assets of $121,233/8,755 shares outstanding)    $  13.85
                                                                                 ========
       Adviser Shares (net assets of $6,101/441 shares outstanding)              $  13.84
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $  6,705
   Interest                                                                   24
   Securities lending (net)                                                   19
                                                                        --------
         Total income                                                      6,748
                                                                        --------
EXPENSES
   Management fees                                                         2,288
   Administration and servicing fees:
      Fund Shares                                                            363
      Institutional Shares                                                    25
      Adviser Shares                                                           4
   Transfer agent's fees:
      Fund Shares                                                            695
      Institutional Shares                                                    25
   Distribution and service fees (Note 7F):
      Adviser Shares                                                           6
   Custody and accounting fees:
      Fund Shares                                                             37
      Institutional Shares                                                     8
   Postage:
      Fund Shares                                                             24
   Shareholder reporting fees:
      Fund Shares                                                             16
   Trustees' fees                                                              5
   Registration fees:
      Fund Shares                                                             19
      Adviser Shares                                                          13
   Professional fees                                                          46
   Other                                                                       9
                                                                        --------
         Total expenses                                                    3,583
   Expenses paid indirectly:
      Fund Shares                                                            (12)
   Expenses reimbursed:
      Fund Shares                                                           (309)
      Adviser Shares                                                          (5)
                                                                        --------
         Net expenses                                                      3,257
                                                                        --------
NET INVESTMENT INCOME                                                      3,491
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                        (500)
   Change in net unrealized appreciation/depreciation                     98,183
                                                                        --------
         Net realized and unrealized gain                                 97,683
                                                                        --------
   Increase in net assets resulting from operations                     $101,174
                                                                        ========

See accompanying notes to financial statements.

================================================================================

30  | USAA VALUE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited), and year ended
July 31, 2010

--------------------------------------------------------------------------------

                                                                        1/31/2011   7/31/2010
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $  3,491    $  5,565
   Net realized gain (loss) on investments                                   (500)      4,512
   Change in net unrealized appreciation/depreciation
      of investments                                                       98,183      48,637
                                                                         --------------------
      Increase in net assets resulting from operations                    101,174      58,714
                                                                         --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                          (5,022)     (4,915)
      Institutional Shares                                                 (1,296)       (684)
      Adviser Shares*                                                         (51)          -
                                                                         --------------------
         Total distributions of net investment income                      (6,369)     (5,599)
                                                                         --------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                             35,963      41,635
   Institutional Shares                                                    17,583      54,014
   Adviser Shares*                                                          5,003           -
                                                                         --------------------
      Total net increase in net assets from
         capital share transactions                                        58,549      95,649
                                                                         --------------------
   Net increase in net assets                                             153,354     148,764

NET ASSETS
   Beginning of period                                                    525,693     376,929
                                                                         --------------------
   End of period                                                         $679,047    $525,693
                                                                         ====================
Accumulated undistributed net investment income:
   End of period                                                         $    373    $  3,251
                                                                         ====================

* Adviser shares were initiated on August 1, 2010

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

The Fund has three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

32  | USAA VALUE FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

       or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation

================================================================================

34  | USAA VALUE FUND

================================================================================

       of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized

================================================================================

36  | USAA VALUE FUND

================================================================================

    between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2011, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $12,000 and less than $500, respectively.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 1.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2010, the Fund had capital loss carryovers of $39,624,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a

================================================================================

38  | USAA VALUE FUND

================================================================================

distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

             CAPITAL LOSS CARRYOVERS
-------------------------------------------------
EXPIRES                                 BALANCE
-------                               -----------
 2017                                 $25,727,000
 2018                                  13,897,000
                                      -----------
                           Total      $39,624,000
                                      ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2011, were $114,889,000 and $71,738,000, respectively.

As of January 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2011, were $139,452,000 and $14,094,000, respectively, resulting in net unrealized appreciation of $125,358,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2011, the Fund received securities-lending income of $19,000, which is net of the 20% income retained by ClearLend. As of January 31, 2011, the Fund loaned securities having a fair market value of approximately $13,670,000 and received cash collateral of $14,034,000 which was invested in short-term investments, as noted in the Fund's Portfolio of Investments, and less than $500 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

40  | USAA VALUE FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                 SIX-MONTH PERIOD ENDED         YEAR ENDED
                                       01/31/2011               07/31/2010
-------------------------------------------------------------------------------
                                 SHARES         AMOUNT      SHARES      AMOUNT
                                 ----------------------------------------------
FUND SHARES:
Shares sold                       6,214        $ 79,330     10,509     $124,368
Shares issued from reinvested
 dividends                          374           4,973        414        4,860
Shares redeemed                  (3,830)        (48,340)    (7,488)     (87,593)
                                 ----------------------------------------------
Net increase from
 capital share transactions       2,758        $ 35,963      3,435     $ 41,635
                                 ==============================================
INSTITUTIONAL SHARES:
Shares sold                       1,764        $ 22,709      5,212     $ 61,571
Shares issued from reinvested
 dividends                           98           1,296         58          684
Shares redeemed                    (524)         (6,422)      (701)      (8,241)
                                 ----------------------------------------------
Net increase from
 capital share transactions       1,338         $ 17,583     4,569     $ 54,014
                                 ==============================================
ADVISER SHARES (INITIATED ON
  AUGUST 1, 2010):
Shares sold                         441         $  5,003         -     $      -
Shares issued from reinvested
 dividends                            -                -         -            -
Shares redeemed                       -                -         -            -
                                 ----------------------------------------------
Net increase from
 capital share transactions         441         $  5,003         -     $      -
                                 ==============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Multi-Cap Value Funds Index over the performance period. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008 and August 1, 2010, respectively. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

42  | USAA VALUE FUND

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $2,288,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $77,000, $5,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.03%, 0.01%, and less than 0.01%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2011, the Manager incurred subadvisory fees, paid or payable to BHMS, of $868,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15%, 0.05%, and 0.15% of average net assets of the Fund Shares, Institutional Shares, and Adviser Shares, respectively. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $363,000, $25,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2011, the Fund reimbursed the Manager $9,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2011, to limit the annual expenses of the Fund Shares and the Adviser Shares to 1.15% and 1.65%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

    The Manager had agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.91% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. Effective December 1, 2010, the Manager terminated this agreement. For the six-month period ended January 31, 2011, the Fund incurred

================================================================================

44  | USAA VALUE FUND

================================================================================

    reimbursable expenses from the Manager for the Fund Shares and the Adviser Shares of $309,000 and $5,000, respectively, of which $185,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $695,000, $25,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

G. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2011, the Fund recorded a receivable for capital shares sold of $244,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.9%
USAA Target Retirement 2020 Fund                                        2.3
USAA Target Retirement 2030 Fund                                        5.1
USAA Target Retirement 2040 Fund                                        6.4
USAA Target Retirement 2050 Fund                                        3.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2011, USAA and its affiliates owned 441,000 shares, which represent 100% of the Adviser Shares and 0.9% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA VALUE FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                  PERIOD ENDED
                                                   JANUARY 31,                     YEAR ENDED JULY 31,
                                                  -------------------------------------------------------------------------
                                                      2011         2010         2009         2008         2007         2006
                                                  -------------------------------------------------------------------------
Net asset value at beginning of period            $  11.82     $  10.33     $  12.45     $  15.41     $  13.78     $  13.50
                                                  -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                               .07          .13          .19          .19          .15          .15
   Net realized and unrealized gain (loss)            2.10         1.50        (2.11)       (2.54)        1.93          .49
                                                  -------------------------------------------------------------------------
Total from investment operations                      2.17         1.63        (1.92)       (2.35)        2.08          .64
                                                  -------------------------------------------------------------------------
Less distributions from:
   Net investment income                              (.13)        (.14)        (.20)        (.17)        (.15)        (.12)
   Realized capital gains                                -            -            -         (.44)        (.30)        (.24)
                                                  -------------------------------------------------------------------------
Total distributions                                   (.13)        (.14)        (.20)        (.61)        (.45)        (.36)
                                                  -------------------------------------------------------------------------
Net asset value at end of period                  $  13.86     $  11.82     $  10.33     $  12.45     $  15.41     $  13.78
                                                  =========================================================================
Total return (%)*                                    18.41        15.82       (15.14)      (15.85)       15.27(a)      4.90
Net assets at end of period (000)                 $551,713     $437,995     $347,492     $385,255     $476,791     $345,089
Ratios to average net assets:**
   Expenses (%)(b)                                    1.15(c)      1.15         1.15         1.15         1.15(a)      1.15
   Expenses, excluding reimbursements (%)(b)          1.28(c)      1.32         1.41         1.25         1.24(a)      1.26
   Net investment income (%)                          1.15(c)      1.16         2.00         1.36         1.11         1.27
Portfolio turnover (%)                                  13           17           26           21           24           26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were $480,823,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund
    Shares' expenses paid indirectly decreased the expense ratios as follows:
                                                      (.01%)       (.01%)       (.01%)       (.01%)       (.01%)       (.01%)
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                               PERIOD ENDED           YEAR ENDED        PERIOD ENDED
                                                JANUARY 31,            JULY 31,            JULY 31,
                                                    2011                 2010              2009***
                                               -----------------------------------------------------
Net asset value at beginning of period         $  11.82               $ 10.34              $ 12.42
                                               ---------------------------------------------------
Income from investment operations:
 Net investment income                              .09                   .18                  .18(a)
 Net realized and unrealized gain (loss)           2.10                  1.47                (2.05)(a)
                                               ---------------------------------------------------
Total from investment operations                   2.19                  1.65                (1.87)(a)
                                               ---------------------------------------------------
Less distributions from:
 Net investment income                             (.16)                 (.17)                (.21)
                                               ---------------------------------------------------
Net asset value at end of period               $  13.85               $ 11.82              $ 10.34
                                               ===================================================
Total return (%)*                                 18.60                 15.97               (14.73)
Net assets at end of period (000)              $121,233               $87,698              $29,437
Ratios to average net assets:**
 Expenses (%)(c)                                    .89(b)                .90                  .90(b)
 Net investment income (%)                         1.39(b)               1.38                 2.06(b)
Portfolio turnover (%)                               13                    17                   26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were $99,053,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as
    follows:                                      (0.00%)(+)            (0.01%)              (0.00%)(+)

    (+) Represents less than 0.01% of average net assets.

================================================================================

48  | USAA VALUE FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                          PERIOD ENDED
                                                           JANUARY 31,
                                                             2011***
                                                          ------------
Net asset value at beginning of period

Income from investment operations:                           $12.07
                                                             ------
  Net investment income                                         .04(c)

  Net realized and unrealized gain                             1.85(c)
                                                             ------
Total from investment operations                               1.89(c)
                                                             ------
Less distributions from:
  Net investment income                                        (.12)
                                                             ------
Net asset value at end of period                             $13.84
                                                             ======

Total return (%)*                                             15.66
Net assets at end of period (000)                            $6,101
Ratios to average net assets:**
  Expenses (%)(a)(b)                                           1.65
  Expenses, excluding reimbursements (%)(a)(b)                 1.86
  Net investment income (%)(b)                                  .59
Portfolio turnover (%)                                           13

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended January 31, 2011, average net assets were $5,044,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Calculated using average shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2010, through January 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

50  | USAA VALUE FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING            ENDING          DURING PERIOD**
                                 ACCOUNT VALUE       ACCOUNT VALUE      AUGUST 1, 2010* -
                                 AUGUST 1, 2010*    JANUARY 31, 2011    JANUARY 31, 2011
                                 --------------------------------------------------------
FUND SHARES
Actual                             $1,000.00           $1,184.10             $6.28

Hypothetical
 (5% return before expenses)        1,000.00            1,019.46               5.80

INSTITUTIONAL SHARES
Actual                              1,000.00            1,186.00               4.90

Hypothetical
 (5% return before expenses)        1,000.00            1,020.72               4.53

ADVISER SHARES*
Actual                              1,000.00            1,156.60               8.87

Hypothetical
 (5% return before expenses)        1,000.00            1,016.70               8.30

 *For Adviser Shares the beginning of the period was the initiation date of
  August 1, 2010.
**Expenses are equal to the annualized expense ratio of 1.14% for Fund Shares, 0.89% for Institutional Shares, and 1.65% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares and Institutional Shares (to reflect the one-half-year period) or 182/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 18.41% for Fund Shares, 18.60% for Institutional Shares, and 15.66% for Adviser Shares for the six-month period of August 1, 2010, through January 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
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>> SAVE PAPER AND FUND COSTS
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   40847-0311                                (C)2011, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    March 25, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    March 28, 2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    March 28, 2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.